SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,053	$ 1,042
Limited-Life Funds and Redeemable Fund Units	0	139
Real Estate1 [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 2,755	$ 3,578